UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to .

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001538990

STORE MASTER FUNDING I, LLC

STORE MASTER FUNDING II, LLC

STORE MASTER FUNDING III, LLC

STORE MASTER FUNDING IV, LLC

STORE MASTER FUNDING V, LLC

STORE MASTER FUNDING VI, LLC

STORE MASTER FUNDING VII, LLC

STORE MASTER FUNDING XIV, LLC

STORE MASTER FUNDING XIX, LLC

STORE MASTER FUNDING XX, LLC

STORE MASTER FUNDING XXII, LLC

STORE MASTER FUNDING XXIV, LLC

STORE MASTER FUNDING XXXIV, LLC

STORE MASTER FUNDING XXXVII, LLC

STORE MASTER FUNDING XXXVIII, LLC*

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Ashley Dembowski

(480) 256-1136

Name and telephone number, including area code, of the person

To contact in connection with this filing.

*	STORE Capital LLC, as sponsor/securitizer/depositor, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the above-referenced issuing entities.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 C.F.R. 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STORE Capital LLC	(Securitizer)

Dated: May 6, 2026

/s/ Ashley Dembowski	(Signature)
Ashley Dembowski
Executive Vice President - Chief Financial Officer and Secretary

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 5, 2026, of Ernst & Young LLP.